HSBC Holdings' subsidiaries, funds, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2025
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
Asia
Hang Seng Bank Limited[2,3]	Hong Kong	63.43	HK$5 Ordinary
HSBC Bank (China) Company Limited[4]	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	Ordinary no par value
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Preference shares
North America
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material percentage change in HSBC’s shareholding for its existing main subsidiaries since 2024.
2In addition to the strategic holding disclosed above, the Group held 0.07% (2024: 0.06%) shareholding as part of its trading books.
3Based on the latest corporate substantial shareholding notice filed with Hong Kong Exchange and Clearing Limited on 21 June 2024, the Group’s shareholding in
Hang Seng Bank on 18 June 2024 was 63.04%. Movements in our shareholding since 18 June 2024 are reflected in the above table. Hang Seng Bank became a wholly owned subsidiary of the Group following the completion of the privatisation on 26 January 2026. See Note 37 for further details.
4Represents a wholly foreign owned limited liability company registered under the laws of People’s Republic of China.

Subsidiaries with significant non-controlling interests
	2025	2024
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[1]	36.57	36.88
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	770	905
Accumulated non-controlling interests of the subsidiary	7,001	6,879
Dividends paid to non-controlling interests	627	620
Summarised financial information:
– total assets	231,786	229,069
– total liabilities	211,124	208,908
– net operating income before changes in expected credit losses and other credit impairment charges	5,336	5,249
– profit for the year	2,097	2,434
– total comprehensive income for the year	2,509	2,482
1This includes the Group’s shareholding held under trading books 0.07% (2024: 0.06%).

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		11
AI Nominees (UK) Two Limited	100.00		11
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 12
Assetfinance December (F) Limited	100.00		13
Assetfinance December (H) Limited (In Liquidation)	100.00		14
Assetfinance December (P) Limited	100.00		11
Assetfinance December (R) Limited (In Liquidation)	100.00		14
Assetfinance June (A) Limited	100.00		11
Assetfinance June (D) Limited (In Liquidation)	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		13
Assetfinance March (F) Limited (In Liquidation)	100.00		14
Assetfinance September (F) Limited	100.00		11
Assetfinance September (G) Limited (In Liquidation)	100.00		14
B&Q Financial Services Limited (In Liquidation)	100.00		14
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 10, 20
Beijing Miyun HSBC Rural Bank Company Limited	N/A		1, 10, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Square Nominees (UK) Limited	100.00		11
Capco/Cove, Inc.	100.00		23
Card-Flo #3, Inc.	100.00		24
CCF & Partners Asset Management Limited (In Liquidation)	100.00	(99.99)	14
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		2, 25
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	11
Charterhouse Management Services Limited	100.00	(99.99)	11
Charterhouse Pensions Limited	100.00		11
Chongqing Dazu HSBC Rural Bank Company Limited	N/A		1, 10, 26
Chongqing Fengdu HSBC Rural Bank Company Limited	N/A		1, 10, 27
Chongqing Rongchang HSBC Rural Bank Company Limited (In Liquidation)	N/A		1, 10, 28
COIF Nominees (UK) Two Limited	100.00		11
COIF Nominees Limited	N/A		1, 11
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 29
Dalian Pulandian HSBC Rural Bank Company Limited	N/A		1, 10, 30
Decision One Mortgage Company, LLC	N/A		1, 31
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	12
Electronic Data Process México, S.A. de C.V.	100.00		32
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 33
Foncière Elysées	100.00	(99.99)	5, 33
Fujian Yongan HSBC Rural Bank Company Limited	N/A		1, 10, 34
Fulcher Enterprises Company Limited (In Liquidation)	100.00	(63.43)	35
Fundacion HSBC, A.C.	100.00	(99.99)	2, 8, 12
Giller Ltd.	100.00		23
Griffin International Limited (In Liquidation)	100.00		14
Grupo Financiero HSBC, S. A. de C. V.	99.99		12
Guangdong Enping HSBC Rural Bank Company Limited	N/A		1, 10, 36

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Guangzhou HSBC Real Estate Company Ltd	N/A		1, 10, 37
Hang Seng (Nominee) Limited	100.00	(63.43)	38
Hang Seng Bank (China) Limited	N/A		1, 10, 39
Hang Seng Bank (Trustee) Limited	100.00	(63.43)	38
Hang Seng Bank Limited	63.43		38
Hang Seng Bullion Company Limited	100.00	(63.43)	38
Hang Seng Credit Limited (In Liquidation)	100.00	(63.43)	35
Hang Seng Data Services Limited	100.00	(63.43)	38
Hang Seng Finance Limited	100.00	(63.43)	38
Hang Seng Financial Information Limited	100.00	(63.43)	38
Hang Seng Indexes (Netherlands) B.V.	100.00	(63.43)	40
Hang Seng Indexes Company Limited	100.00	(63.43)	38
Hang Seng Insurance Company Limited	100.00	(63.43)	38
Hang Seng Investment Management Limited	100.00	(63.43)	38
Hang Seng Investment Services Limited	100.00	(63.43)	38
Hang Seng Qianhai Fund Management Company Limited	N/A		1, 10, 41
Hang Seng Real Estate Management Limited	100.00	(63.43)	38
Hang Seng Securities Limited	100.00	(63.43)	38
Hang Seng Security Management Limited	100.00	(63.43)	38
HASE Wealth Limited	100.00	(63.43)	38
Haseba Investment Company Limited	100.00	(63.43)	38
HBPH Corporation (In Liquidation)	99.99		42
HFC Bank Limited (In Liquidation)	100.00		43
High Time Investments Limited	100.00	(63.43)	38
HLF	100.00	(99.99)	5, 33
Honey Blue Enterprises Limited	100.00		19
Honey Green Enterprises Ltd.	100.00		44
Honey Grey Enterprises Limited	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		43
Household Pooling Corporation	100.00		45
Housing (USA) Inc.	100.00		24
HSBC (BGF) Investments Limited	100.00		11
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		46
HSBC (Malaysia) Trustee Berhad	100.00		47
HSBC (Singapore) Nominees Pte Ltd	100.00		48
HSBC Agency (India) Private Limited	100.00		49
HSBC Amanah Malaysia Berhad	100.00		46
HSBC Americas Corporation (Delaware)	100.00		24
HSBC Asia Holdings B.V.	100.00		11
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 11
HSBC Asset Finance (UK) Limited	100.00		11
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		11
HSBC Australia Holdings Pty Limited	100.00		4, 6, 52
HSBC BANK (CHILE)	100.00		53
HSBC Bank (China) Company Limited	N/A		1, 10, 54
HSBC Bank (General Partner) Limited	100.00		55
HSBC Bank (Mauritius) Limited	100.00		56
HSBC Bank (Singapore) Limited	100.00		48
HSBC Bank (Taiwan) Limited	100.00		57
HSBC Bank (Uruguay) S.A.	100.00		58
HSBC Bank (Vietnam) Ltd.	100.00		59
HSBC Bank A.S.	100.00		60
HSBC Bank Australia Limited	100.00		52
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 55
HSBC Bank Egypt S.A.E	94.54		61
HSBC Bank Malaysia Berhad	100.00		4, 46
HSBC Bank Malta p.l.c.	70.03		62
HSBC Bank Middle East Limited	100.00		4, 63
HSBC Bank Pension Trust (UK) Limited	100.00		11
HSBC Bank plc	100.00		3, 4, 11
HSBC Bank USA, National Association	100.00		4, 64
HSBC Branch Nominee (UK) Limited	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		24
HSBC Card Services Inc.	100.00		24
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Cayman Limited (In Liquidation)	100.00		65
HSBC Cayman Services Limited	100.00		65
HSBC Client Holdings Nominee (UK) Limited	100.00		11
HSBC Client Nominee (Jersey) Limited	100.00		2, 66
HSBC Continental Europe	99.99		5, 33
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		46
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 11
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 10, 67
HSBC Corporate Trustee Company (UK) Limited	100.00		11
HSBC Custody Nominees (Australia) Limited	100.00		52
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Electronic Data Processing (Guangdong) Limited	N/A		1, 10, 69
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		70
HSBC Electronic Data Processing (Philippines), Inc.	99.99		71
HSBC Electronic Data Processing India Private Limited	100.00		72
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		73
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		74
HSBC Equipment Finance (UK) Limited	100.00		13
HSBC Equity (UK) Limited (In Liquidation)	100.00		14
HSBC Europe B.V.	100.00		11
HSBC Express Finance Data Services Limited	100.00		19
HSBC Factoring (France)	100.00	(99.99)	5, 33
HSBC Finance (Netherlands)	100.00		3, 11
HSBC Finance Corporation	100.00		24
HSBC Finance Limited (In Liquidation)	100.00		14
HSBC Finance Transformation (UK) Limited	100.00		11
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 48
HSBC Financial Services (Lebanon) S.A.L (In Liquidation)	99.83		75
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 10, 76
HSBC Global Custody Nominee (UK) Limited	100.00		11
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		11
HSBC Global Services (Canada) Limited	100.00		85
HSBC Global Services (China) Holdings Limited	100.00		11
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		11
HSBC Global Services Limited	100.00		3, 11
HSBC Group Management Services Limited	100.00		11
HSBC Group Nominees UK Limited	100.00		3, 11
HSBC Holdings B.V.	100.00		11
HSBC Innovation Bank Limited	100.00		87
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		88
HSBC Institutional Trust Services (Singapore) Limited	100.00		48

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Insurance (Asia) Limited	100.00		89
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		79
HSBC Insurance (Bermuda) Limited	100.00		18
HSBC Insurance Agency (USA) Inc.	100.00		90
HSBC Insurance Brokerage Company Limited	N/A		1, 10, 91
HSBC Insurance Brokers Greater China Limited	100.00		79
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC International Finance Corporation (Delaware)	100.00		92
HSBC International Trustee (BVI) Limited	100.00		9, 93
HSBC International Trustee (Holdings) Pte. Limited	100.00		48
HSBC International Trustee Limited	100.00		94
HSBC Inversiones S.A.	100.00		53
HSBC InvestDirect (India) Private Limited	99.99		50
HSBC InvestDirect Financial Services (India) Limited	99.99		50
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	49
HSBC InvestDirect Securities (India) Private Limited	99.99		50
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		95
HSBC Investment Bank Holdings B.V.	100.00		11
HSBC Investment Bank Holdings Limited	100.00		11
HSBC Investment Company Limited	100.00		3, 11
HSBC Invoice Finance (UK) Limited	100.00		13
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		11
HSBC Latin America B.V.	100.00		11
HSBC Latin America Holdings (UK) Limited	100.00		3, 11
HSBC Leasing (Asia) Limited	100.00		19
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		89
HSBC Life (Edwick Centre) Limited	100.00		89
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		89
HSBC Life (Singapore) Pte. Ltd.	100.00		48
HSBC Life (Tsing Yi Industrial) Limited	100.00		89
HSBC Life (UK) Limited	100.00		11
HSBC Life (Workshop) Limited	100.00		89
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	80
HSBC Life Insurance Company Limited	N/A		1, 10, 97
HSBC LU Nominees Limited	100.00		11
HSBC Markets (USA) Inc.	100.00		24
HSBC Marking Name Nominee (UK) Limited	100.00		11
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		14
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		12
HSBC Middle East Asset CO. LLC	100.00		100
HSBC Middle East Holdings B.V.	100.00		3, 4, 63
HSBC Middle East Leasing Partnership	N/A		1, 101
HSBC Middle East Securities L.L.C (In Liquidation)	100.00		102
HSBC Mortgage Corporation (USA)	100.00		24
HSBC Nominees (Asing) Sdn Bhd	100.00		46
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		103
HSBC Nominees (Tempatan) Sdn Bhd	100.00		46
HSBC North America Holdings Inc.	100.00		4, 24
HSBC Overseas Holdings (UK) Limited	100.00		3, 11
HSBC Overseas Investments Corporation (New York)	100.00		104
HSBC Overseas Nominee (UK) Limited	100.00		11
HSBC PB Corporate Services 1 Limited	100.00		105
HSBC PB Services (Suisse) SA	100.00		106

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Pension Trust (Ireland) DAC (In Liquidation)	100.00		107
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	12
HSBC PI Holdings (Mauritius) Limited	100.00		88
HSBC Preferential LP (UK)	100.00		11
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	96
HSBC Private Bank (Suisse) SA	100.00		106
HSBC Private Bank (UK) Limited	100.00		11
HSBC Private Banking Holdings (Suisse) SA	100.00		106
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		105
HSBC Private Equity Investments (UK) Limited	100.00		11
HSBC Private Markets Management SARL	N/A		1, 2, 108
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		109
HSBC Property (UK) Limited	100.00		11
HSBC Property Funds (Holding) Limited	100.00		11
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	N/A		1, 10, 110
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 33
HSBC REGIO Fund General Partner S.à r.l.	100.00		86
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 11
HSBC Retirement Services Limited (In Liquidation)	100.00		2, 14
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	111
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	112
HSBC Securities (Japan) Co., Ltd.	100.00		51
HSBC Securities (Singapore) Pte Limited	100.00		48
HSBC Securities (South Africa) (Pty) Limited	100.00		113
HSBC Securities (Taiwan) Corporation Limited	100.00		57
HSBC Securities (USA) Inc.	100.00		24
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 49
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		107
HSBC Securities Services (Luxembourg) S.A.	100.00		96
HSBC Securities Services Holdings (Ireland) DAC	100.00		107
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Semfi Limited	75.00		11
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 77
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		114
HSBC Services (France)	100.00	(99.99)	5, 33
HSBC Services Japan Limited	100.00		84
HSBC Services USA Inc.	100.00		115
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	12
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	12
HSBC SFT (C.I.) Limited	100.00		17
HSBC Software Development (Guangdong) Limited	N/A		1, 10, 116
HSBC Software Development (India) Private Limited	100.00		117
HSBC Software Development (Malaysia) Sdn Bhd	100.00		70
HSBC Specialist Investments Limited	100.00		11
HSBC Technology & Services (USA) Inc.	100.00		24
HSBC Transaction Services GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	96

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	7, 77
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 77
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 77
HSBC Trust Company (Delaware), National Association	100.00		92
HSBC Trustee (C.I.) Limited	100.00		105
HSBC Trustee (Cayman) Limited	100.00		65
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		48
HSBC UK Bank plc	100.00		3, 13
HSBC UK Client Nominee Limited	100.00		13
HSBC UK Covered Bonds LLP	N/A		1, 13
HSBC UK Societal Projects Limited (In Dissolution)	N/A		1, 13
HSBC USA Inc.	100.00		4, 104
HSBC Ventures USA Inc.	100.00		24
HSBC Violet Investments (Mauritius) Limited	100.00		118
HSBC Wealth Client Nominee Limited	100.00		13
HSBC Yatirim Menkul Degerler A.S.	100.00		60
HSI Asset Securitization Corporation	100.00		24
HSI International Limited	100.00	(63.43)	38
HSIL Investments Limited	100.00		11
Hubei Macheng HSBC Rural Bank Company Limited	N/A		1, 10, 119
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	N/A		1, 10, 120
Hubei Tianmen HSBC Rural Bank Company Limited	N/A		1, 10, 121
Hunan Pingjiang HSBC Rural Bank Company Limited	N/A		1, 10, 122
Imenson Limited	100.00	(63.43)	38
Inmobiliaria Bisa, S.A. de C.V.	99.99	(99.98)	12
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	12
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	12
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	7, 77
James Capel (Nominees) Limited	100.00		11
James Capel (Taiwan) Nominees Limited	100.00		11
Keyser Ullmann Limited	100.00	(99.99)	11
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		94
Lion International Management Limited	100.00		94
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		123
Marks and Spencer Unit Trust Management Limited	100.00		123
Midcorp Limited (In Liquidation)	100.00		14
Midland Bank (Branch Nominees) Limited	100.00		13
Midland Nominees Limited	100.00		13
MP Payments Group Limited	100.00		11
MP Payments Middle East AE L.L.C. (In Liquidation)	100.00		124
MP Payments Operations Limited	100.00		11
MP Payments Singapore Pte. Ltd. (In Liquidation)	100.00		48
MP Payments UK Limited	100.00		11
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		11
PT Bank HSBC Indonesia	98.94		125
PT HSBC Sekuritas Indonesia	99.00		126
R/CLIP Corp.	100.00		24
Real Estate Collateral Management Company	100.00		24
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		11
RLUKREF Nominees (UK) Two Limited	100.00		11
S.A.P.C. - Ufipro Recouvrement	99.99		8, 33
Saf Baiyun	100.00	(99.99)	5, 33
Saf Guangzhou	100.00	(99.99)	5, 33

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
SFM	100.00	(99.99)	5, 33
SFSS Nominees (Pty) Limited	100.00		113
Shandong Rongcheng HSBC Rural Bank Company Limited	N/A		1, 10, 127
Shenzhen HSBC Development Company Ltd	N/A		1, 10, 128
Sico Limited	100.00		129
SNC Les Oliviers D'Antibes	60.00	(59.99)	8, 78
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 33
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 33
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 33
Société Française et Suisse	100.00	(99.99)	5, 33
Somers Dublin DAC	100.00	(99.99)	107
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	2, 5, 33
St Cross Trustees Limited	100.00		13
Sun Hung Kai Development (Lujiazui III) Limited	N/A		1, 10, 134
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 11
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 77
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 77
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 77
Turnsonic (Nominees) Limited	100.00		13
Valeurs Mobilières Elysées	100.00	(99.99)	5, 33
WARDLEY LIMITED	100.00		19
Wayfoong (Asia) Limited	100.00		79
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 24
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.43)	38

Disclosure of interest in funds	Funds
The undertakings below are part of our fund management structure.

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Amber 2022 Direct Lending Fund SCA SICAV-RAIF	N/A		1, 175
AMGB International Long-Term Equity Strategy Mandate	N/A		1, 11
Blackthorn Diversified Credit 2024 LP	N/A		1, 186
CI 10 LP Inc	N/A		1, 98
Cinnabar 2021 Direct Lending Cell 1 PC	N/A		1, 176
Copper Direct Lending L.P.	N/A		1, 177
D9 LP Inc	N/A		1, 98
Deerpath Capital VII (Cayman), LP	N/A		1, 187
Diversified Loan Fund – Direct Lending A S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Direct Lending B S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Syndicated Loan A S.a.r.l	100.00	(48.00)	68
Diversified Loan Fund – Syndicated Loan C S.a.r.l	100.00	(48.00)	68
DRC European Real Estate Debt Fund IV (EUR) L.P.	N/A		1, 178
Elysées Grand Large	N/A		1, 78
ESDLF 2023 Carry L.P	N/A		1, 98
GTIDF Fund Carry L.P.	N/A		1, 98
H.I.G. Heliodor 2021 PC	N/A		1, 179
H5 LP Inc	N/A		1, 98

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
H8 LP Inc	N/A		1, 98
H9 LP Inc	N/A		1, 98
Hayfin Garnet Feeder Fund S.C.A. SICAV- RAIF	N/A		1, 180
Hayfin Garnet II Feeder Fund S.C.A. SICAV- RAIF	N/A		1, 180
HSBC (Guernsey) Aggregator PCC Limited	100.00		98
HSBC (Guernsey) Focus PCC Limited	100.00		98
HSBC (Guernsey) GP PCC Limited	100.00		17
HSBC Alternative Investments Limited	100.00		11
HSBC ASIA LIVING REAL ESTATE GP S.À R.L.	100.00		164
HSBC Asset Management (Fund Services UK) Limited	100.00		11
HSBC Asset Management (India) Private Limited	99.99		50
HSBC Asset Management (Japan) Limited	100.00		51
HSBC Climate Growth Partners Fund SCSp	N/A		1, 165
HSBC Climate Growth Partners GP S.à r.l.	100.00		165
HSBC Climate Growth Partners VC Carry L.P.	N/A		1, 98
HSBC Diversified Loan Fund – Master S.a.r.l.	100.00	(48.00)	68
HSBC Diversified Loan Fund General Partner S.à r.l.	100.00		68
HSBC Diversified Loan Fund SCSp-RAIF	N/A		1, 68
HSBC Equity Partners USA, LP	N/A		1, 83
HSBC European Senior Direct Lending 2023 HoldCo S.à r.l.	100.00	(99.60)	86
HSBC EUROPEAN SENIOR DIRECT LENDING AIF OFS	N/A		1, 165
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.	99.60		86
HSBC Financial Technology Venture Capital Fund SCSp	N/A		1, 165
HSBC Financial Technology Venture Capital GP S.à r.l.	100.00		165
HSBC Fintech VC Carry L.P.	N/A		1, 98
HSBC GH Luxembourg Fund	N/A		1, 165
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 18
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 77
HSBC Global Asset Management (France)	100.00	(99.99)	5, 78
HSBC Global Asset Management (Hong Kong) Limited	100.00		79
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	80
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	12
HSBC Global Asset Management (Singapore) Limited	100.00		48
HSBC Global Asset Management (Switzerland) AG	100.00		5, 81
HSBC Global Asset Management (Taiwan) Limited	100.00		82
HSBC Global Asset Management (UK) Limited	100.00		11
HSBC Global Asset Management (USA) Inc.	100.00		83
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		84
HSBC Global Asset Management Limited	100.00		3, 11
HSBC Global Infrastucture Debt Fund SCSp	N/A		1, 86
HSBC Global Transition Infrastructure Debt Fund RAIF SICAV-S.A.	N/A		1, 86
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		1, 86
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		1, 86
HSBC Investment Funds (Hong Kong) Limited	100.00		79
HSBC Investment Funds (Luxembourg) SA	100.00		96
HSBC Latin America Coinvestments Partners, LP	N/A		1, 83

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Management (Guernsey) Limited	100.00		98
HSBC Management Consultancy (Shanghai) Company Limited	N/A		1, 10, 99
HSBC Portfoy Yonetimi A.S.	100.00		60
HSBC Private Markets GP S.à r.l.	100.00		165
HSBC RCF HoldCo S.à r.l.	100.00		86
HSBC RCF Partnership Fund RAIF SICAV- S.A.	N/A		1, 86
HSBC RCF SPV S.à r.l.	100.00		86
HSBC REIM (France)	100.00	(99.99)	5, 78
HSBC SDL UK 2020 HoldCo S.à r.l	100.00	(32.60)	96
HSBC SDL UK 2020 LendCo S.à r.l.B137	100.00	(32.60)	96
HSBC SDL UK II HoldCo S.à r.l.	100.00	(48.90)	86
HSBC SDLF II Carry L.P.	N/A		1, 98
HSBC Senior UK Direct Lending 2020 RAIF SICAV-S.A.	N/A		1, 96
HSBC Senior UK Direct Lending Fund II RAIF SICAV-S.A.	N/A		1, 86
HSBC Trustees (India) Private Limited	99.99		49
HSBC USD Senior Direct Lending Carry L.P.	N/A		1, 98
HSBC USD Senior Direct Lending GP S.à.r.l	100.00		86
HVDF US LLC	N/A		1, 24
HVDF US, L.P.	N/A		1, 2, 24
I3 LP Inc	N/A		1, 98
ICG Credit Strategies S.C.A SICAV-RAIF - ICG Mandate 2023 Direct Lending Fund	N/A		1, 181
ICG Credit Strategies S.C.A. SICAV-RAIF - ICG Mandate 2020 Direct Lending Fund	N/A		1, 181
Idinvest Growth Secondary Feeder SCA SICAV-RAIF	N/A		1, 182
INHK IE LP Inc	N/A		1, 98
INHK Orca Carry L.P.	N/A		1, 98
INHK PC LP Inc	N/A		1, 98
INHK PE LP Inc	N/A		1, 98
J6 LP Inc	N/A		1, 98
KKR-LON Credit Strategies SCA SICAV-RAIF	N/A		1, 183
Korea Nova Solar 1 Inc	100.00	(66.70)	166
Korea Nova Solar 2 Inc	100.00	(66.70)	166
L1 LP Inc	N/A		1, 98
Lohas ECE Brown KK	N/A		1, 167
NAV Financing Partnership Fund Carry L.P.	N/A		1, 98
Nova Solar 1 GK	N/A		1, 168
Nova Solar 2 GK	N/A		1, 168
Nova Solar 3 GK	N/A		1, 168
Nova Solar 4 GK	N/A		1, 168
P2 LP Inc	N/A		1, 98
PE Opps II Carry L.P	N/A		1, 98
PE Opps III Carry L.P	N/A		1, 98
PPDP Peridot 2022 Feeder SCA SICAV-RAIF	N/A		1, 180
RCF Partnership Fund Carry L.P.	N/A		1, 98
Red Hexagon Energy Transition Asia Carry L.P.	N/A		1, 98
Red Hexagon Energy Transition Asia Fund SCSp	N/A		1, 86
Red Hexagon Energy Transition Asia GP S.à r.l.	100.00		86
Red Hexagon ETA Master HoldCo Limited	100.00		169
Red Hexagon ETA Tekoma Japan Limited	100.00	(66.70)	169
Red Hexagon ETA Tekoma Operation Limited	100.00	(66.70)	169
Red Hexagon ETA Tekoma Taiwan Limited	100.00	(66.70)	169
SilkRoad Fund Management S.à.r.l	100.00		130
Silkroad GP II Limited	100.00		2, 131
Silkroad GP II S.a.r.l.	100.00		130
Silkroad GP Limited	100.00		65
Silkroad GP SC S.a r.l	100.00		132
Silkroad Property Partners PTE. LTD.	100.00		133
Solar Field 13 GK	N/A		1, 168
SSOF IV Overage SMA H, L.P.	N/A		1, 184
Sunpower Americas Co-Invest I SCS	N/A		1, 185
Taiwan Nova Solar 1 Limited	100.00	(66.70)	170

Funds	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Tekoma Energy Group Holdings Limited	66.70		169
Tekoma Energy Holdings Limited	100.00	(66.70)	170
Tekoma Energy Inc	100.00	(66.70)	171
Tekoma Energy KK	100.00	(66.70)	1, 168
Tekoma Energy Korea Inc	100.00	(66.70)	172
Tekoma Korea Holdings Limited	100.00	(66.70)	166
Tekoma Korea Limited	100.00	(66.70)	169
Vision 2023 Carry L.P	N/A		1, 98
Vision 2024 Carry L.P.	N/A		1, 98
Vision 2025 Carry L.P.	N/A		1, 98
Vision Apex 2025 Carry L.P.	N/A		1, 98
Vision Impact Carry L.P.	N/A		1, 98
Vision Infrastructure Carry L.P.	N/A		1, 98
W4 LP Inc	N/A		1, 98

Disclosure of interests in joint ventures	Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Climate Asset Management Limited	40.00	135
MK HoldCo Limited	50.32	2, 136
Pentagreen Capital Pte. Ltd	50.00	137
ProServe Bermuda Limited	50.00	138
The London Silver Market Fixing Limited	N/A	1, 2, 139
Vaultex UK Limited	50.00	2, 140

Disclosure Of Non-Profit Foundation	The undertakings below are Non-Profit Foundation.

Non-Profit Foundation	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
HSBC Philanthropy Foundation Beijing	N/A	1, 163

Disclosure of interests in associates

Principal associates of HSBC
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,456	11,713	22,367	11,631
Saudi Awwal Bank	5,511	5,499	5,027	5,705
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2025
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	16.00
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1The Group’s interest in Bank of Communications Co., Limited (‘BoCom’) reduced from 19.03% to 16.00% following the completion of a capital issuance by
BoCom on 17 June 2025. There has been no percentage change in HSBC’s shareholding interest in the Saudi Awwal Bank when compared with 2024.

Share of profit in associates and joint ventures
	2025	2024	2023
	$m	$m	$m
Bank of Communications Co., Limited	2,132	2,241	2,250
Saudi Awwal Bank	665	596	538
Other associates and joint ventures	114	75	19
Share of profit in associates and joint ventures	2,911	2,912	2,807
Less: Impairment of interest in BoCom	(1,000)	—	(3,000)

Selected balance sheet information of BoCom
	At 30 Sep
	2025	2024
	$m	$m
Cash and balances at central banks	104,220	99,663
Due from and placements with banks and other financial institutions	123,034	122,607
Loans and advances to customers	1,265,800	1,128,603
Other financial assets	657,196	587,721
Other assets	66,665	61,086
Total assets	2,216,915	1,999,680
Due to and placements from banks and other financial institutions	346,808	326,742
Deposits from customers	1,324,734	1,195,590
Other financial liabilities	320,154	282,894
Other liabilities	40,284	38,082
Total liabilities	2,031,980	1,843,308
Total equity	184,935	156,372

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2025	2024
	$m	$m
Net interest income	23,886	23,180
Net fee and commission income	5,142	5,315
Credit and impairment losses	(7,056)	(7,410)
Depreciation and amortisation	(2,772)	(2,589)
Tax expense	(1,402)	(835)
Profit for the year	13,319	12,922
Other comprehensive income	292	1,361
Total comprehensive income	13,611	14,283
Dividends received from BoCom	744	745
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Aiera, Inc.	2.90		4, 173
Bank of Communications Co., Ltd.	16.00		2, 141
Barrowgate Limited	24.64	(15.63)	142
BGF Group plc	24.62		143
Bud Financial Limited	6.20		4, 144
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	25.50		145
Dowsure Inc.	10.12		2, 4, 147
Episode Six Inc.	5.68		4, 148
EPS Company (Hong Kong) Limited	42.03	(38.65)	19
Future Forward Holdings LLC	N/A		1, 24
HQLAX S.à r.l.	6.09		4, 149
HSBC Jintrust Fund Management Company Limited	N/A		1, 2, 10, 150
HSBC UK Covered Bonds (LM) Limited	20.00		2, 151
Intelligent Processing Solution Limited	10.00		2, 174
Lightico Ltd	3.19		4, 152
LiquidityMatch LLC	N/A		1, 153
London Precious Metals Clearing Limited	30.00		2, 154
Marketnode PTE. Ltd.	12.64		4, 155
MENA Infrastructure Fund (GP) Ltd	33.33		156
Quantexa Limited	8.92		4, 157

Radiant Global Investors LLC	N/A	1, 2, 158
Saudi Awwal Bank	31.00	159
The London Gold Market Fixing Limited	N/A	1, 139
Threadneedle Software Holdings Limited	7.80	4, 160
Topaz Consultation LLC	N/A	1, 24
Trade Information Network Limited (In Liquidation)	12.76	161
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	1, 77
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	2, 162

Disclosure of description of shares from interests in subsidiaries, joint ventures, and associates

Footnotes for Note 38
Description of shares
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal. HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Holdings plc
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Parts
9	Non-Participating Voting
10	Registered Capital Shares

Disclosure of registered offices from interests in subsidiaries, joint ventures, and associates

Registered offices
11	8 Canada Square, London, United Kingdom, E14 5HQ
12	347 Paseo de la Reforma, Col. Cuauhtémoc, Mexico, 06500
13	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ
14	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
15	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
16	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
17	Arnold House, St Julian's Avenue, St Peter Port, Guernsey, GY1 3NF
18	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
19	1 Queen's Road Central, Hong Kong
20	Units 2401-55, Floor 24, Tower 2, 1 Jianguomenwai Avenue, Chaoyang District, Beijing, China, 100020
21	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
22	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
23	239 Van Rensselaer Street, Buffalo, New York, United States of America, 14210
24	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
25	Solidere - Rue Saad Zaghloul Immeuble - 170 Marfaa, P.O. Box 17 5476 Mar Michael, Beyrouth, Lebanon, 11042040
26	No 1, Bei Huan East Road Dazu County, Chongqing, China
27	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
28	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
29	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
30	First & Second Floor No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
31	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States of America, 27615-6417
32	Avenida de las Granjas 972, Building A, Floor 2, Colonia Santa Bárbara, Alcaldía Azcapotzalco, Mexico City, Mexico, 02230
33	38 avenue Kléber, Paris, France, 75116

Registered offices
34	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
35	8/F, Prince's Building, 10 Chater Road, Central, Hong Kong
36	No. 44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
37	Rooms 101, 201-205, 301-305, No. 2 Yong Jin Yi Street, Huangge Town, Nansha District, Guangzhou, China
38	83 Des Voeux Road Central, Hong Kong
39	34/F, 36/F and 46/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
40	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
41	1001, T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
42	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
43	C/O Teneo Financial Advisory Limited The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
44	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
45	The Corporation Trust Company of Nevada 311 S. Division Street, Carson City, Nevada, United States of America, 89703
46	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
47	Level 19 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
48	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
49	52/60 M G Road Fort, Mumbai, India, 400 001
50	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
51	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
52	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
53	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
54	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
55	HSBC House, Esplanade, St. Helier, Jersey, JE4 8UB
56	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
57	54F, 7 Xinyi Road Sec. 5 Xinyi district, Taipei, Taiwan
58	1266 Dr Luis Bonativa 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
59	Metropolitan Building, 235 Dong Khoi, Sai Gon Ward, Ho Chi Minh City, Viet Nam
60	Esentepe Mah. Büyükdere Caddesi No.128 Şişli, Istanbul, Turkiye, 34394
61	306 Corniche El Nil Street, Maadi, Cairo, Egypt
62	116 Archbishop Street, Valletta, Malta, VLT1444
63	Unit 401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 30444, Dubai, United Arab Emirates
64	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
65	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
66	HSBC House, Esplanade, St. Helier, Jersey, JE1 1HS
67	Room 2703, 27F, Tower A, No.8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
68	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
69	4-17/F, Office Tower 2 TaiKoo Hui Development, No. 381 Tian He Road, Guangzhou, Guangdong, China
70	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
71	Building C-1 UP Ayala Technohub, Commonwealth Avenue, Diliman, Quezon City, Metro Manila, Philippines
72	HSBC House Plot No.8 Survey No.64 (Part), Hitec City Layout Madhapur, Hyderabad, India, 500081
73	Mireka City 324/9 Havelock Road, Colombo 05, Sri Lanka, 00500
74	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
75	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597

Registered offices
76	Room 405 Odd House Number of 859-863, Huanhu West 1st Road, Lingang New Area, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 201306
77	Hansaallee 3, Düsseldorf, Germany, 40549
78	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
79	HSBC Main Building 1 Queen's Road Central, Hong Kong
80	80 Mill Street, Qormi, Malta, QRM 3101
81	26 Gartenstrasse, Zurich, Switzerland, 8002
82	36F., No. 68 Sec. 5, Zhongxiao E. Rd., Xinyi Dist., Taipei City, Taiwan, 110419
83	66 Hudson Boulevard E, New York, New York, United States of America, 10001
84	Mareva House 4 George Street, Nassau, Bahamas
85	150 King Street West, Suite 200, Toronto, Ontario, Canada, M5H 1J9
86	4, rue Peternelchen, Howald, Grand Duchy of Luxembourg, Luxembourg, L-2370
87	Alphabeta 14-18 Finsbury Square, London, United Kingdom, EC2A 1BR
88	5th Floor, IconEbene 1 Building, Lot 441, Rue de L’Institut, Ebene, Mauritius, 1704-01
89	18th Floor Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
90	CT Corporation System 28 Liberty Street, New York, New York, United States of America, 10005
91	Unit 201, Floor 2, Building 3 No. 12, Anxiang Street, Shunyi District, Beijing, Beijing, China
92	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States of America, 19801
93	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
94	Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, VG1110
95	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
96	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
97	29/F HSBC Building 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
98	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
99	Unit 2017, Floor 20, Tower 1 No.288, Shimen 1st Road, Jing An District, Shanghai, China, 200041
100	HSBC Tower, Downtown Dubai, P O Box 66, Dubai, United Arab Emirates
101	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
102	Level 16, HSBC Tower, Downtown Dubai, P.O. Box 66, Dubai, United Arab Emirates
103	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
104	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
105	HSBC House, Esplanade, St. Helier, Jersey, JE1 1GT
106	9-17 Quai des Bergues, Geneva, Switzerland, 1201
107	1 Grand Canal Square Grand Canal Harbour, Dublin 2, Ireland, D02 P820
108	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
109	52/60 M G Road, Fort, Mumbai, India, 400 001
110	Unit 2201, 22/F, Qianhai Chow Tai Fook Finance Tower (Phase I) No. 66 Shu Niu Avenue, Nanshan Subdistrict, the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone, the PRC, Shenzhen, China, 518054
111	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
112	306 Corniche El Nil, HSBC Building, Maadi, Cairo, Egypt
113	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
114	Kapelanka 42A, Krakow, Poland, 30-347
115	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
116	22/F, Tower 2, Taikoo Hui Building, No. 381 Tianhe Road, Tianhe District, Guangzhou, China
117	Business Bay, Wing 2 Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006
118	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius

Registered offices
119	No. 56 Yu Rong Street, Macheng, China, 438300
120	No. 205 Lie Shan Road Suizhou, Hubei, China
121	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
122	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
123	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
124	Level 15 HSBC Tower, Downtown Dubai, Dubai, United Arab Emirates, PO Box 66
125	World Trade Center 3, 9th Floor, Jalan Jendral Sudirman Kaveling 29-31, Karet, Setiabudi, South Jakarta, DKI Jakarta, Indonesia, 12920
126	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
127	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
128	Room 601, 6/F Phase 1 Qianhai Chow Tai Fook Finance Tower, 66 Shuniu Avenue, Nanshan Community, Qianhai Shenzhen-Hong Kong Corporation Zone, Shenzhen, Guangdong, China
129	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
130	1A Heienhaff, Senningerberg, Luxembourg, 1736
131	P.O. Box 3119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, Cayman Islands, KY1 – 1205
132	17 Boulevard F.W Raiffeisen, Luxembourg, 2411
133	10 Collyer Quay, #10-01 Ocean Financial Centre, Singapore, Singapore, 049315
134	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
135	43 Whitfield Street, London, United Kingdom, W1T 4HD
136	35 Ballards Lane, London, United Kingdom, N3 1XW
137	38 Beach Road #19-11 South Beach Tower, Singapore, Singapore, 189767
138	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
139	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
140	All Saints Triangle Caledonian Road, London, United Kingdom, N19UT
141	188 Yin Cheng Zhong Lu (Shanghai) Pilot Free Trade Zone, China
142	50/F Lee Garden One, 33 Hysan Avenue, Hong Kong
143	13-15 York Buildings, London, United Kingdom, WC2N 6JU
144	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
145	8th Floor Unit No. 808-814, Ambadeep Building, Plot No. 14, Kasturba Gandhi Marg, New Delhi, India, 110001
146	c/o Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
147	ICS Corporate Services (Cayman) Limited, 3-212 Governors Square 23 Lime Tree Bay Avenue, P.O. Box 30746, Seven Mile Beach, Grand Cayman, Cayman Islands, KY1-1203
148	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
149	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911
150	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
151	10th Floor 5 Churchill Place, London, United Kingdom, E14 5HU
152	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
153	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
154	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
155	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
156	Unit 306,307, 308, Gate Village Building 05, Dubai International Financial Centre, Dubai, United Arab Emirates
157	c/o Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
158	4482 Deer Ridge Road, Danville, CA, Delaware, United States of America, 94506
159	7383 King Fahad Branch Rd, 2338 - Al Yasmeen Dist., Riyadh, Saudi Arabia, 13325
160	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
161	45 Gresham Street, C/O Restructuring & Recovery Services (RRS) S&W Partners LLP, London, United Kingdom, EC2V 7BG
162	10 Earlsfort Terrace, Dublin, Ireland, D02 T380

Registered offices
163	Meeting Room 18.R005, 18/F Fortune Financial Center No. 5 Dongsanhuan Zhong Road, Chaoyang District, Beijing, China, 100020
164	20, rue de la Poste, L-2346, Luxembourg, Grand Duchy of Luxembourg
165	3, rue Jean Piret, L-2350 Luxembourg Grand Duchy of Luxembourg R.C.S. Luxembourg: B253299
166	9F, Unit B, Seowang Building, 14-8 Teheran-ro 70-gil, Gangnam-gu, Seoul, South Korea (Walk Forest LS8)
167	6190-2 Fukushima, Kisomachi, Kiso-gun, Nagano 397-0001 Japan
168	2-1-4, Tsukiji, Chuo-ku, Tokyo 104-0045 JAPAN
169	89 Nexus Way, Camana Bay, George Town, Grand Cayman, KY1-1205, Cayman Islands
170	11F, No. 122, Songjiang Rd, Zhongshan Dist., Taipei City
171	10F., No. 156, Sec. 3, Minsheng E. Rd., Songshan Dist., Taipei City
172	3F and 8F, 136, Sejong-daero, Jung-gu, Seoul
173	800 North State Street, Suite 304, Dover, Delaware, United States of America, DE 19901

Registered offices
174	Enigma, Wavendon Business Park, England, United Kingdom, MK17 8LX
175	11-13, Boulevard de la Foire, L-1528 Luxembourg
176	2nd Floor, Sir Walter Raleigh House, 48-50 Esplanade, St. Helier, Jersey JE2 3QB
177	375 Park Avenue New York, NY 10152
178	4th Floor, Ensign House, 29 Seaton Place, St Helier, Jersey JE2 3QL
179	3rd Floor, 37 Esplanade, St. Helier JE1 1AD, Jersey
180	15, Boulevard F.W Raiffeisen, L-2411 Luxembourg, Grand Duchy of Luxembourg
181	60, Avenue J.F. Kennedy, L-1855 Luxembourg
182	5, Allée Scheffer, L 2520 Luxembourg, Grand Duchy of Luxembourg
183	2, rue Edward Steichen, Luxembourg, L-2540, Luxembourg
184	450, Lexington Avenue, 31st Floor, New York 10017
185	26A, Boulevard Royal L-2449 Luxembourg
186	Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands
187	405 Lexington Avenue, 53rd Floor, New York, New York 10174, USA